Financial Instruments	12 Months Ended
Dec. 31, 2020
Financial Instruments
Financial Instruments
27.	Financial Instruments

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2019 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	53,487,075	53,487,075	—
Time deposits-long term	2,360,000	2,360,000	—
Equity investments with readily determinable fair values	3,551,545	3,551,545	—
Short-term investments	15,312,595	—	15,312,595
Total	74,711,215	59,398,620	15,312,595

The following table sets forth the financial instruments, measured at fair value, by level within the fair value hierarchy as of December 31, 2020 (in thousands):

	Fair Value Measurements
		(RMB)
		Quoted Prices in
		Active Market	Significant Other
		for Identical	Observable
		Assets	Inputs
	Total	(Level 1)	(Level 2)
Time deposits-short term	71,079,327	71,079,327	—
Time deposits-long term	6,630,000	6,630,000	—
Equity investments with readily determinable fair values	3,743,590	3,743,590	—
Short-term investments	13,273,026	—	13,273,026
Total	94,725,943	81,452,917	13,273,026

The rates of interest under the loan agreements with the lending banks were determined based on the prevailing interest rates in the market. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements of short-term bank loans. For other financial assets and liabilities with carrying values that approximate fair value, if measured at fair value in the financial statements, these financial instruments would be classified as Level 3 in the fair value hierarchy. As of December 31, 2019 and 2020, certain equity investments without determinable fair value (Note 10) were measured using significant unobservable inputs (Level 3) and written down from their respective carrying value to fair value, with impairment charges of RMB168.4 million and RMB55.6 million incurred and recorded in earnings for the years then ended.